UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2017

Date of reporting period:	May 31, 2017

Item 1. Schedule of Investments:

Putnam Global Consumer Fund

The fund's portfolio
5/31/17 (Unaudited)

COMMON STOCKS (97.0%)(a)
	Shares	Value

Beverages (5.2%)

Anheuser-Busch InBev SA/NV (Belgium)	22,202	$2,590,082

		2,590,082
Chemicals (4.5%)

Sherwin-Williams Co. (The)	6,756	2,241,438

		2,241,438
Equity real estate investment trusts (REITs) (3.3%)

American Tower Corp.	5,525	724,825

Gaming and Leisure Properties, Inc.	25,749	945,246

		1,670,071
Food and staples retail (2.3%)

Seven & i Holdings Co., Ltd. (Japan)	27,000	1,147,774

		1,147,774
Food products (6.8%)

Associated British Foods PLC (United Kingdom)	22,737	877,693

Campbell Soup Co.	14,380	829,007

Kraft Heinz Co. (The)	18,215	1,679,423

		3,386,123
Hotels, restaurants, and leisure (16.6%)

Compass Group PLC (United Kingdom)	57,814	1,243,991

Hilton Worldwide Holdings, Inc.	19,150	1,272,901

Lindblad Expeditions Holdings, Inc.(NON)	57,448	546,905

Melco Resorts & Entertainment, Ltd. ADR (Hong Kong)	34,723	784,045

Penn National Gaming, Inc.(NON)(S)	64,646	1,249,607

Restaurant Brands International, Inc. (Canada)	25,895	1,596,945

Wynn Macau, Ltd. (China)(NON)	207,200	459,998

Wynn Resorts, Ltd.(S)	8,922	1,148,261

		8,302,653
Household durables (1.4%)

Coway Co., Ltd. (South Korea)	7,938	712,548

		712,548
Internet and direct marketing retail (13.6%)

Amazon.com, Inc.(NON)	5,305	5,276,459

Priceline Group, Inc. (The)(NON)	818	1,535,460

		6,811,919
Internet software and services (0.7%)

Rightmove PLC (United Kingdom)	6,418	358,556

		358,556
Media (14.1%)

Charter Communications, Inc. Class A(NON)	8,136	2,811,395

Liberty Global PLC Ser. C (United Kingdom)(NON)	29,188	867,467

Liberty Media Corp.-Liberty SiriusXM Class C(NON)	67,033	2,793,265

WPP PLC (United Kingdom)	26,497	595,403

		7,067,530
Personal products (6.7%)

Coty, Inc. Class A	63,890	1,210,077

Edgewell Personal Care Co.(NON)	10,566	772,797

Unilever NV ADR (Netherlands)	23,552	1,341,376

		3,324,250
Real estate management and development (1.9%)

RE/MAX Holdings, Inc. Class A	18,276	971,369

		971,369
Software (2.9%)

Nintendo Co., Ltd. (Japan)	4,800	1,458,420

		1,458,420
Specialty retail (8.6%)

CarMax, Inc.(NON)(S)	23,332	1,465,950

Home Depot, Inc. (The)	9,029	1,386,042

O'Reilly Automotive, Inc.(NON)(S)	5,979	1,447,396

		4,299,388
Textiles, apparel, and luxury goods (2.6%)

Luxottica Group SpA (Italy)	21,429	1,298,698

		1,298,698
Tobacco (5.8%)

Japan Tobacco, Inc. (Japan)	40,300	1,514,116

Philip Morris International, Inc.	11,350	1,359,730

		2,873,846

Total common stocks (cost $36,113,446)		$48,514,665

SHORT-TERM INVESTMENTS (12.2%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 1.12%(AFF)	4,911,200	$4,911,200

Putnam Short Term Investment Fund 0.89%(AFF)	1,178,424	1,178,424

Total short-term investments (cost $6,089,624)		$6,089,624

TOTAL INVESTMENTS

Total investments (cost $42,203,070)(b)		$54,604,289

FORWARD CURRENCY CONTRACTS at 5/31/17 (aggregate face value $9,074,284) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Buy	6/21/17	$510,012	$497,974	$12,038
	Hong Kong Dollar	Sell	8/16/17	473,877	474,617	740
Barclays Bank PLC
	Canadian Dollar	Sell	7/19/17	268,578	271,018	2,440
	Norwegian Krone	Buy	6/21/17	61,763	61,816	(53)
	Swiss Franc	Buy	6/21/17	560,506	539,827	20,679
Citibank, N.A.
	British Pound	Sell	6/21/17	52,342	50,133	(2,209)
	Danish Krone	Buy	6/21/17	118,859	111,822	7,037
	Euro	Buy	6/21/17	1,564,249	1,491,165	73,084
	Japanese Yen	Buy	8/16/17	364,845	360,298	4,547
Credit Suisse International
	Australian Dollar	Buy	7/19/17	193,128	197,412	(4,284)
	Canadian Dollar	Sell	7/19/17	2,815	2,842	27
	Euro	Buy	6/21/17	227,705	216,707	10,998
	Swedish Krona	Buy	6/21/17	67,127	64,724	2,403
	Swiss Franc	Buy	6/21/17	643,104	618,076	25,028
Goldman Sachs International
	Australian Dollar	Buy	7/19/17	153,032	156,389	(3,357)
	Japanese Yen	Buy	8/16/17	288,430	284,853	3,577
HSBC Bank USA, National Association
	British Pound	Sell	6/21/17	124,151	118,927	(5,224)
	Euro	Buy	9/20/17	222,243	222,294	(51)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/19/17	127,341	130,150	(2,809)
	Euro	Sell	6/21/17	619,020	590,032	(28,988)
	Japanese Yen	Buy	8/16/17	154,417	152,491	1,926
	Singapore Dollar	Buy	8/16/17	75,015	74,406	609
	Swedish Krona	Buy	6/21/17	97,086	93,598	3,488
	Swiss Franc	Buy	6/21/17	314,367	303,050	11,317
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/19/17	63,782	65,191	(1,409)
	Canadian Dollar	Sell	7/19/17	333,184	332,873	(311)
	Japanese Yen	Buy	8/16/17	548,488	542,935	5,553
	Swedish Krona	Buy	6/21/17	335,464	323,522	11,942
	Swiss Franc	Buy	6/21/17	366,469	352,165	14,304
UBS AG
	Swiss Franc	Buy	6/21/17	197,035	189,380	7,655
WestPac Banking Corp.
	Canadian Dollar	Sell	7/19/17	181,892	183,597	1,705

Total						$172,402

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2016 through May 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $50,002,133.
(b)	The aggregate identified cost on a tax basis is $43,034,490, resulting in gross unrealized appreciation and depreciation of $12,180,976 and $611,177, respectively, or net unrealized appreciation of $11,569,799.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Cash Collateral Pool, LLC*#	$3,285,667	$37,005,471	$35,379,938	$23,712	$4,911,200
	Putnam Short Term Investment Fund**	874,861	9,802,940	9,499,377	3,230	1,178,424
	Totals	$4,160,528	$46,808,411	$44,879,315	$26,942	$6,089,624
	* No management fees are charged to Putnam Cash Collateral Pool, LLC.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $4,911,200, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $4,751,357.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $19,352 to cover certain derivative contracts.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	66.1%
	Japan	8.3
	United Kingdom	8.0
	Belgium	5.2
	Canada	3.2
	Netherlands	2.7
	Italy	2.6
	Hong Kong	1.6
	South Korea	1.4
	China	0.9

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund's policy regarding investments in securities of foreign issuers, as discussed further in the fund's prospectus.

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $10,569 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $19,732 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$28,492,736	$—	$—
Consumer staples	13,322,075	—	—
Information technology	1,816,976	—	—
Materials	2,241,438	—	—
Real estate	2,641,440	—	—
Total common stocks	48,514,665	—	—
Short-term investments	1,178,424	4,911,200	—

Totals by level	$49,693,089	$4,911,200	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$172,402	$—

Totals by level	$—	$172,402	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$221,097	$48,695

Total	$221,097	$48,695

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$9,100,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(AFF)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$12,778	$23,119	$84,668	$38,456	$3,577	$—	$17,340	$31,799	$7,655	$1,705	$221,097

	Total Assets	$12,778	$23,119	$84,668	$38,456	$3,577	$—	$17,340	$31,799	$7,655	$1,705	$221,097

	Liabilities:
	Forward currency contracts#	$—	$53	$2,209	$4,284	$3,357	$5,275	$31,797	$1,720	$—	$—	$48,695

	Total Liabilities	$—	$53	$2,209	$4,284	$3,357	$5,275	$31,797	$1,720	$—	$—	$48,695

	Total Financial and Derivative Net Assets	$12,778	$23,066	$82,459	$34,172	$220	$(5,275)	$(14,457)	$30,079	$7,655	$1,705	$172,402
	Total collateral received (pledged)##†	$—	$—	$—	$—	$220	$—	$—	$—	$—	$—
	Net amount	$12,778	$23,066	$82,459	$34,172	$—	$(5,275)	$(14,457)	$30,079	$7,655	$1,705

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 28, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: July 28, 2017